Estimates and Judgments	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Estimates and Judgments
Estimates and Judgments

4. Estimates and Judgments

The preparation of financial statements in conformity with US GAAP requires us to make certain estimates, judgments and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amount of revenue and expenses during the fiscal period. Some of the Company’s accounting policies require us to make subjective judgments, often as a result of the need to make estimates of matters that are inherently uncertain. These accounting policies involve critical accounting estimates because they are particularly dependent on estimates and assumptions made by management about matters that are highly uncertain at the time the accounting estimates are made. Although we have used our best estimates based on facts and circumstances available to us at the time, different estimates reasonably could have been used. Changes in the accounting estimates used by the Company are reasonably likely to occur from time to time, which may have a material effect on the presentation of financial condition and results of operations.

Management reviews our estimates, judgments, and assumptions periodically and reflects the effects of any revisions in the period in which they are deemed to be necessary. We believe that these estimates are reasonable. However, actual results could differ from these estimates.

4. Estimates and Judgments

The preparation of financial statements in conformity with US GAAP requires us to make certain estimates, judgments and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amount of revenue and expenses during the fiscal period. Some of the Company’s accounting policies require us to make subjective judgments, often as a result of the need to make estimates of matters that are inherently uncertain. These accounting policies involve critical accounting estimates because they are particularly dependent on estimates and assumptions made by management about matters that are highly uncertain at the time the accounting estimates are made. Although we have used our best estimates based on facts and circumstances available to us at the time, different estimates reasonably could have been used. Changes in the accounting estimates used by the Company are reasonably likely to occur from time to time, which may have a material effect on the presentation of financial condition and results of operations.

Management reviews our estimates, judgments, and assumptions periodically and reflects the effects of any revisions in the period in which they are deemed to be necessary. We believe that these estimates are reasonable. However, actual results could differ from these estimates.

Significant accounting estimates and assumptions are used for, but not limited to:

The Valuation of Deferred Tax Assets

Judgment is required in determining whether deferred tax assets are recognized on the balance sheet. The recognition of deferred tax assets requires management to assess the likelihood that the Company will generate taxable income in future periods to utilize the deferred tax assets. Due to the Company’s history of losses, valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized.

Value of Stock Options and Warrants

The Company provides compensation benefits to its employees, officers, directors, and consultants, through a stock option plan. The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility assumptions used in the model are based on the historical volatility of the Company’s share price. The Company uses historical data to estimate the period of option exercises for use in the valuation model. The risk-free interest rate for the expected term of the option is based on the yields of government bonds. Changes in these assumptions, especially the share price volatility and the expected term determination could have a material impact on the Company’s profit and loss for the years presented. All estimates used in the model are based on historical data, which may not be representative of future results.

Disposals of Assets - Value of Note Receivable

The Asset Purchase Agreement for the sale of assets to Hill Inc. included C$2 million note (the “Note”) receivable as partial payment of the agreement. The Note does not contain a fixed repayment schedule nor a maturity date. The repayment of the Note is based on the purchaser repaying the outstanding value of the Note and interest from the future revenues generated from an untested market with no existing revenue streams. Therefore, with any repayment being highly doubtful, management determined at that time and as of August 31, 2024 and 2023 that the value of the note to be notional and recorded the note at a zero value for accounting purposes. During fiscal 2024, we received interest income on the note totalling $14,117. Hill Inc. continues to operate and make ongoing interest payments to us in relation to this Note.

Impairment of Long-Lived Assets

The Company evaluated its patent portfolio and determined that certain pending applications had been abandoned or would not be pursued. As such, during the year ended August 31, 2024, the Company recognized an impairment loss of $57,836 related to those abandoned applications.